Borrowings (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Borrowings
Schedule of borrowings

	31 March	30 September
	2021	2020
	£	£
Current liabilities
Bridging finance	—	800,000
Convertible loan notes B	3,500,000	3,425,854
	3,500,000	4,225,854
Non-current Liabilities
Future fund loan	8,814,849	—
Convertible loan notes C	2,037,260	—
Fair value
Bridging finance	—	800,000
Convertible loan notes A (classified as equity)	1,000,000	1,000,000
Convertible loan notes B	3,500,000	3,425,854
Future fund loan	8,814,849	—
Convertible loan notes C	2,037,260	—
	15,352,109	5,225,854

	30 September	30 September
	2020	2019	1 January 2019
	£	£	£
Current liabilities
Bridging finance	800,000	—	—
Convertible loan notes B	3,425,854	—	—
	4,225,854	—	—
Non-current Liabilities
Convertible loan notes B	—	2,668,800	—

	30 September	30 September
	2020	2019	1 January 2019
	£	£	£
Fair value
Bridging finance	800,000	—	—
Convertible loan notes A (treated as equity)	1,000,000	1,000,000	1,000,000
Convertible loan notes B	3,425,854	2,668,800	—
	5,225,854	3,668,800	1,000,000